Income Taxes	9 Months Ended
Sep. 30, 2014
Income Taxes

14. Income Taxes

For the year ended March 31, 2012 and the nine months ended December 31, 2012, we recorded no benefit for income taxes on the taxable losses due to the full valuation allowance. For the year ended December 31, 2013, we recorded income taxes related to pre-tax income due to the availability of deferred tax assets subject to a full valuation allowance to offset current year income.

Our effective tax rate differs from the statutory federal rate for the year ended March 31, 2012, the nine months ended December 31, 2012, and year ended December 31, 2013, as follows (in thousands):

	Year Ended March 31, 2012		Nine Months Ended December 31, 2012		Year Ended December 31, 2013
Pretax Income (Loss)	$(11,944)		$(4,238)		$7,308
Tax at federal statutory rate	$(4,061)	34.00%	$(1,441)	34.00%	$2,485	34.00%
State tax, net of federal tax benefit	(855)	7.16%	(151)	3.56%	563	7.70%
Share-based compensation expense	181	(1.52)%	(314)	7.41%	(593)	(8.11)%
Tax credits	(140)	1.17%	—	0.00%	(459)	(6.28)%
Change in valuation allowance	5,409	(45.28)%	1,934	(45.63)%	(2,534)	(34.67)%
Change in unrecognized tax benefit	—	0.00%	150	(3.54)%	518	7.09%
Other	(534)	4.47%	(178)	4.20%	20	0.27%

	$—	0.00%	$—	0.00%	$—	0.00%

The significant components of our deferred tax assets and liabilities at December 31, 2012 and 2013 are as follows (in thousands):

	December 31,
	2012	2013
Deferred tax assets
Net operating loss carryforwards	$21,856	$18,818
Reserves and accruals	1,365	2,804
Organizational and start-up costs	529	516
Credits & California incentives	254	216

Gross deferred tax asset	24,004	22,354
Valuation allowance	(23,939)	(22,338)

Net deferred tax assets	$65	$16

Deferred tax liability
Depreciation and amortization	$(65)	$(16)

Net deferred tax liability	$(65)	$(16)

Our management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2013, a full valuation allowance of $22.3 million has been recorded to recognize only deferred tax assets that are more likely than not to be realized.

At December 31, 2013, we had federal and state net operating loss (NOL) carry-forwards of approximately $43.9 million and $40.7 million, respectively, to offset future taxable income. Our federal and state net operating loss carry-forwards will begin expiring in 2027 and 2016, respectively. Additionally, at December 31, 2013, we had federal and state research and development (R&D) tax credit carry-forwards of approximately $0.6 million and $0.5 million, respectively. The federal credit carry-forwards will begin expiring in 2016 and the state credits may be carried forward indefinitely.

In general, a corporation’s ability to utilize its NOL and R&D carry-forwards may be substantially limited due to ownership changes that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (Code), as well as similar state provisions. These ownership changes may limit the amount of NOL and R&D credit carry-forwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the capital (as defined) of a company by certain stockholders or public groups.

The following is a reconciliation of our unrecognized tax benefits (in thousands):

	Nine Months Ended December 31, 2012	Year Ended December 31, 2013
Balance as of the beginning of the calendar/fiscal year	$240	$367
Additions for tax positions related to the prior year	—	523
Additions for tax positions related to the current year	127	190

Balance as of the end of the calendar/fiscal year	$367	$1,080

If the cumulative unrecognized tax benefit is recognized, there will be no effect on our effective tax rate due to the full valuation allowance.

Due to the nature of the unrecognized tax benefits and the existence of tax attributes, we have not accrued any interest or penalties associated with unrecognized tax benefits in the consolidated statement of operations nor have we recognized a liability in the consolidated balance sheet.

We do not believe the total amount of unrecognized benefit as of December 31, 2013 will increase or decrease significantly in the next 12 months.

We file income tax returns in the United States and various state jurisdictions. As of December 31, 2013, our federal tax returns for 2009 and earlier and our state tax returns for 2008 and earlier were no longer subject to examination by the taxing authorities. However, our tax attribute carry-forwards from closed tax years may be subject to examination to the extent utilized in an open tax year.

For the nine months ended September 30, 2014, we recorded $1.1 million for income tax expense. The $1.1 million of income tax expense relates to the amortization of tax deductible goodwill from the acquisition of Springstone, which gives rise to an indefinite-lived deferred tax liability. There was no income tax benefit recorded on the pre-tax loss due to an increase in deferred tax asset valuation allowance. We recorded no income taxes for the nine months ended September 30, 2013. (Unaudited.)